Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Summary of accounts payable and accrued liabilities

	December 31,	December 31,
	2021	2020
Trade accounts payable	$5,721	$1,319
Accrued liabilities	2,888	1,103
Warranty provision	26	108
Payable for Next acquisition (Note a)	—	3,211
Other payables	1,560	717
	$10,195	$6,458
(a)	Payable for Next acquisition is the remaining amount owed by the Company (through its majority-owned subsidiary CGI) for its purchase of Next Exploration Inc. that was completed in May 2018. The amount owed at December 31, 2020 was paid in full in 2021.